Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 1,212	SFr 1,334
Discontinued operations
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	(9)
2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation	1	10
Adjustable Performance Plan cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	(13)
Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	21	47
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	207	221
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	22	83
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	196	174
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	7	5
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	303	328
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	444	476
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	(3)
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	(2)
Stock compensation plan | Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 11	SFr 17